UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22968

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Intermediate Tax-Free High Yield Fund

Investor Class (PRIHX)

This annual shareholder report contains important information about Intermediate Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Tax-Free High Yield Fund - Investor Class	$49	0.47%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index, security selection within the revenue-backed sector was a significant contributor to performance, particularly within the industrial revenue, other transportation, and continuing care/assisted living subsectors. An overweight to continuing care/assisted living revenue bonds also added value.

  Conversely, allocations at the broad sector level detracted from relative performance, due to the portfolio’s underweight to general obligation bonds and overweight to revenue-backed debt. Within the revenue sector, an overweight to industrial revenue/pollution control revenue bonds hampered performance.

  The fund seeks to provide a high level of income exempt from federal income taxes and generally focuses on higher-yielding municipal bonds, including those that are rated below investment grade. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to continuing care/assisted living, industrial revenue/pollution control, other education, and student housing revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,182	10,133	10,117
2016	10,353	10,369	10,329
2016	9,898	10,040	9,832
2017	10,078	10,142	10,056
2017	10,346	10,293	10,262
2017	10,476	10,420	10,392
2017	10,477	10,363	10,296
2018	10,489	10,193	10,304
2018	10,592	10,254	10,476
2018	10,669	10,310	10,589
2018	10,622	10,224	10,602
2019	10,845	10,516	10,854
2019	11,161	10,911	11,159
2019	11,422	11,359	11,440
2019	11,406	11,327	11,439
2020	11,703	11,744	11,788
2020	11,013	11,938	11,386
2020	11,433	12,094	11,695
2020	11,586	12,152	11,851
2021	11,774	11,907	11,942
2021	12,063	11,890	12,151
2021	12,251	12,084	12,290
2021	12,239	12,012	12,274
2022	11,939	11,592	12,001
2022	11,421	10,912	11,581
2022	11,309	10,693	11,533
2022	11,143	10,469	11,476
2023	11,260	10,465	11,592
2023	11,402	10,678	11,696
2023	11,411	10,565	11,753
2023	11,559	10,593	11,978
2024	11,867	10,813	12,218
2024	11,889	10,818	12,131
2024	12,269	11,336	12,519
2024	12,414	11,321	12,633
2025	12,518	11,441	12,725
2025	12,381	11,408	12,556
2025	12,615	11,691	12,728
2025	12,996	11,967	13,066
2026	13,346	12,158	13,374

202501-4140694, 202603-5315106

F100-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Intermediate Tax-Free High Yield Fund (Investor Class)	6.62%	2.54%	2.93%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.97
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index (Strategy Benchmark)	5.10	2.29	2.95

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$184,278
  Number of Portfolio Holdings551
  Investment Advisory Fees Paid (000s)$105
  Portfolio Turnover Rate11.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Florida	8.9%
Puerto Rico	8.4
Texas	7.6
Maryland	6.3
Wisconsin	5.6
Georgia	5.2
New Jersey	4.4
New York	4.2
Illinois	3.7
Other	45.7

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.5%
Transportation	12.2
Education	10.7
Housing	9.4
Special Tax	8.9
Industrial & Pollution Control	7.5
General Obligations - State	3.6
General Obligations - Local	2.7
Leasing	1.7
Other	22.8

How has the fund changed?

This is a summary of certain material changes to Intermediate Tax-Free High Yield Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Intermediate High Yield Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Intermediate Tax-Free High Yield Fund

Investor Class (PRIHX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Intermediate Tax-Free High Yield Fund

I Class (TFHAX)

This annual shareholder report contains important information about Intermediate Tax-Free High Yield Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Tax-Free High Yield Fund - I Class	$43	0.42%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2026, supported by falling Treasury yields and a resumption of Federal Reserve rate cuts. Municipal bonds also benefited from higher coupon income, a solid fundamental backdrop, and strong demand that offset headwinds from a second consecutive year of record-setting bond issuance.

  Compared with the Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index, security selection within the revenue-backed sector was a significant contributor to performance, particularly within the industrial revenue, other transportation, and continuing care/assisted living subsectors. An overweight to continuing care/assisted living revenue bonds also added value.

  Conversely, allocations at the broad sector level detracted from relative performance, due to the portfolio’s underweight to general obligation bonds and overweight to revenue-backed debt. Within the revenue sector, an overweight to industrial revenue/pollution control revenue bonds hampered performance.

  The fund seeks to provide a high level of income exempt from federal income taxes and generally focuses on higher-yielding municipal bonds, including those that are rated below investment grade. The portfolio maintained an overweight to revenue-backed bonds during the period, with notable allocations to continuing care/assisted living, industrial revenue/pollution control, other education, and student housing revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	507,089	508,001	508,182
11/30/17	507,410	505,225	503,446
2/28/18	508,721	496,943	503,861
5/31/18	513,517	499,953	512,278
8/31/18	517,507	502,670	517,803
11/30/18	515,330	498,444	518,423
2/28/19	526,269	512,695	530,731
5/31/19	541,662	531,952	545,666
8/31/19	554,432	553,804	559,390
11/30/19	553,732	552,233	559,346
2/29/20	568,231	572,591	576,399
5/31/20	534,792	582,038	556,751
8/31/20	555,285	589,654	571,856
11/30/20	562,774	592,456	579,511
2/28/21	571,963	580,513	583,947
5/31/21	586,099	579,681	594,160
8/31/21	595,329	589,157	600,981
11/30/21	594,848	585,623	600,197
2/28/22	580,328	565,164	586,815
5/31/22	555,196	532,020	566,323
8/31/22	549,813	521,310	563,934
11/30/22	541,797	510,431	561,144
2/28/23	546,967	510,219	566,854
5/31/23	553,918	520,619	571,902
8/31/23	555,040	515,090	574,694
11/30/23	561,688	516,453	585,691
2/29/24	577,307	527,195	597,454
5/31/24	578,449	527,416	593,209
8/31/24	596,392	552,674	612,164
11/30/24	603,520	551,960	617,727
2/28/25	608,653	557,816	622,228
5/31/25	602,037	556,207	613,957
8/31/25	614,148	570,007	622,401
11/30/25	632,763	583,428	638,910
2/28/26	649,249	592,738	653,990

202501-4140694, 202603-5315106

F1087-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Intermediate Tax-Free High Yield Fund (I Class)	6.67%	2.57%	3.07%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	6.26	0.42	1.99
Bloomberg 65% High-Grade/35% High Yield Intermediate Competitive (1-17 Year) Index (Strategy Benchmark)	5.10	2.29	3.15

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$184,278
  Number of Portfolio Holdings551
  Investment Advisory Fees Paid (000s)$105
  Portfolio Turnover Rate11.4%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Florida	8.9%
Puerto Rico	8.4
Texas	7.6
Maryland	6.3
Wisconsin	5.6
Georgia	5.2
New Jersey	4.4
New York	4.2
Illinois	3.7
Other	45.7

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	20.5%
Transportation	12.2
Education	10.7
Housing	9.4
Special Tax	8.9
Industrial & Pollution Control	7.5
General Obligations - State	3.6
General Obligations - Local	2.7
Leasing	1.7
Other	22.8

How has the fund changed?

This is a summary of certain material changes to Intermediate Tax-Free High Yield Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Intermediate High Yield Municipal Bond Fund. The fund’s May 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Intermediate Tax-Free High Yield Fund

I Class (TFHAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$34,043	$33,841
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRIHX Intermediate Tax-Free
High Yield Fund
–!
TFHAX Intermediate Tax-Free
High Yield Fund–
.
I Class

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 9.87 $ 9.70 $ 9.52 $ 10.44 $ 10.57
Investment activities
Net investment income
(1)(2)
0.39 0.36 0.33 0.32 0.28
Net realized and unrealized
gain/loss 0.25 0.16 0.17 (0.92) (0.12)
Total from investment
activities 0.64 0.52 0.50 (0.60) 0.16
Distributions
Net investment income (0.38) (0.35) (0.32) (0.31) (0.28)
Net realized gain — — — (0.01) (0.01)
Total distributions (0.38) (0.35) (0.32) (0.32) (0.29)
NET ASSET VALUE
End of period $ 10.13 $ 9.87 $ 9.70 $ 9.52 $ 10.44
Ratios/Supplemental Data
Total return
(2)(3)
6.62% 5.49% 5.39% (5.69)% 1.41%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.81% 0.91% 1.00% 1.03% 0.97%
Net expenses after waivers/
payments by Price Associates 0.47% 0.48% 0.48% 0.45% 0.54%
Net investment income 3.96% 3.67% 3.45% 3.28% 2.61%
Portfolio turnover rate 11.4% 19.9% 12.1% 20.3% 15.6%
Net assets, end of period (in
thousands) $94,824 $41,192 $29,456 $19,497 $30,733
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 9.86 $ 9.70 $ 9.51 $ 10.44 $ 10.57
Investment activities
Net investment income
(1)(2)
0.39 0.36 0.33 0.32 0.29
Net realized and unrealized
gain/loss 0.25 0.16 0.19 (0.92) (0.13)
Total from investment
activities 0.64 0.52 0.52 (0.60) 0.16
Distributions
Net investment income (0.38) (0.36) (0.33) (0.32) (0.28)
Net realized gain — — — (0.01) (0.01)
Total distributions (0.38) (0.36) (0.33) (0.33) (0.29)
NET ASSET VALUE
End of period $ 10.12 $ 9.86 $ 9.70 $ 9.51 $ 10.44
Ratios/Supplemental Data
Total return
(2)(3)
6.67% 5.43% 5.55% (5.75)% 1.46%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.65% 0.73% 0.80% 0.85% 0.88%
Net expenses after
waivers/payments by Price
Associates 0.42% 0.43% 0.44% 0.41% 0.47%
Net investment income 3.99% 3.71% 3.48% 3.33% 2.68%
Portfolio turnover rate 11.4% 19.9% 12.1% 20.3% 15.6%
Net assets, end of period (in
thousands) $89,454 $69,894 $62,815 $56,420 $37,604
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
February 28, 2026

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 0.0%
South Carolina Repower, 0.00%, 2/1/45, Acquisition Date:
9/29/25, Cost $— (1)(2)(3) 43 —
Total Corporate Bonds (Cost $–) —
MUNICIPAL SECURITIES 99.5%
ALABAMA  2.8%
Alabama State Univ., 5.50%, 9/1/45 (4) 100 110
Baldwin County IDA, Series A, VRDN, 4.30%, 3/1/56 (Tender
3/1/33) (5)(6) 200 202
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  415 450
Black Belt Energy Gas Dist., Series B, 5.00%, 12/1/34  175 193
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  100 110
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  200 214
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  150 165
Black Belt Energy Gas Dist., Gas Project, Series E, 5.00%,
7/1/33 (7) 500 542
Black Belt Energy Gas Dist., Gas Project, Series E, VRDN,
5.00%, 12/1/55 (Tender 5/1/35)  250 276
Black Belt Energy Gas Dist., Gas Project, Series F, 5.00%,
12/1/35  350 385
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series A, 6.00%, 1/1/60  285 237
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Redstone Village Project, Series B, STEP, 0.00%, 1/1/60  62 3
Lower Alabama Gas Dist., Series A, 5.00%, 12/1/33  790 849
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  375 392
Southeast Energy Auth., Series B, VRDN, 5.25%, 3/1/55
(Tender 1/1/33)  500 535
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (5) 500 507
5,170
ALASKA  0.0%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  35 34
34
ARIZONA  2.8%
Arizona IDA, Series A, 4.00%, 7/15/27 (5) 120 120

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Arizona IDA, Series A, 4.00%, 7/15/30 (5) 770 771
Arizona IDA, Series A, 4.00%, 7/15/33 (5) 100 101
Arizona IDA, Series A, 4.00%, 7/15/34 (5) 100 100
Arizona IDA, Series A, 4.00%, 7/15/35 (5) 250 248
Arizona IDA, Series A, 4.00%, 7/15/41 (5) 265 242
Arizona IDA, Series A, VRDN, 4.875%, 7/1/60 (Tender
7/1/35) (5) 500 519
Arizona IDA, Odyssey Preparatory Academy Project, 4.375%,
7/1/39 (5) 200 190
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (5) 800 788
Arizona IDA, San Tan Charter School Project, 6.625%,
2/1/45 (5) 350 361
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (6) 375 386
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (6) 325 332
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  100 103
Phoenix IDA, Mayo Clinic, Series B, VRDN, 1.25%, 11/15/52  100 100
Salt Verde Financial, 5.00%, 12/1/37  430 479
Salt Verde Financial, 5.25%, 12/1/26  100 102
Sierra Vista IDA, American Leadership Academy Project,
5.00%, 6/15/44 (5) 100 95
Tempe IDA, Friendship Village, Series A, 4.375%, 12/1/36  100 104
5,141
ARKANSAS  0.3%
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (5)(6) 250 255
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
7/1/26) (6) 350 352
607
CALIFORNIA  3.4%
Burbank-Glendale-Pasadena Airport Auth., Brick Campaign,
Series B, 4.125%, 7/1/41 (4)(6) 250 256
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  725 771
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series 2023-F, VRDN, 5.50%, 10/1/54 (Tender
11/1/30)  150 165
California Community Housing Agency, Serenity at Larkspur,
Series A, 5.00%, 2/1/50 (5) 500 382
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  125 132
California Housing Fin. Agency, Power Station Block, Series L,
5.20%, 12/1/27 (5) 250 255

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
California Municipal Fin. Auth., Series 2026-1, Class A-1,
4.05%, 7/20/41 (7) 100 101
California Municipal Fin. Auth., Series A, 4.375%, 7/1/35  500 512
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.25%, 1/1/45 (5) 300 307
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (5) 200 206
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (5) 400 402
California PFA, Senior Lien, Series A-2, 6.50%, 7/1/65 (5) 250 252
California Statewide CDA, Series C-2, 4.00%, 9/2/35  100 103
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40  350 351
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  205 205
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (5) 250 251
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 101
California Statewide CDA, Statewide Community Infrastructure,
Series D, 4.75%, 9/2/33  230 238
CSCDA Community Improvement Auth., Link-Glendale
Sustainable Bond, 3.00%, 7/1/45 (5) 1,000 817
Del Mar Race Track Auth., 5.00%, 10/1/38  120 120
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  500 252
6,179
COLORADO  2.1%
Colorado Ed. & Cultural Fac. Auth., Senior Lien, Series A-1,
6.50%, 2/1/45 (5) 250 265
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31  100 104
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (5) 450 382
Denver City & County Airport, United Airlines, 5.00%,
10/1/32 (6) 150 150
Denver Convention Center Hotel Auth., 5.00%, 12/1/36  500 504
Green Valley Ranch East Metropolitan Dist. No. 9, Series A,
GO, STEP, 0.00%, 12/1/55  500 406
Public Auth. for Colorado Energy, 6.25%, 11/15/28  200 212
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 489
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  500 323
Univ. of Colorado Hosp. Auth., VRDN, 1.90%, 11/15/39  1,100 1,100
3,935
CONNECTICUT  1.1%
Connecticut HEFA, Goodwin Univ., Series A-1, 5.00%, 7/1/44  250 251

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/31  450 463
Connecticut HEFA, Hartford Univ., 5.00%, 7/1/32  550 564
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 352
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/37  150 150
Hamden Town, Whitney Center, 5.00%, 1/1/30  115 118
Hamden Town, Whitney Center, 5.00%, 1/1/50  150 136
2,034
DELAWARE  1.8%
Delaware Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 5.75%, 7/1/45 (5) 250 257
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, 4.00%, 6/1/42  250 223
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 188
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 102
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/41  270 257
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  140 145
Delaware State HFA, Beebe Medical Center Project, 5.00%,
6/1/30  835 870
Delaware State HFA, Christiana Health Care System, 5.00%,
10/1/39  625 665
Kent County, CHF-Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/30  380 388
Kent County, CHF-Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 254
3,349
DISTRICT OF COLUMBIA  1.4%
Dist. of Columbia, 5.00%, 1/1/29  120 120
Dist. of Columbia, Ingleside at Rock Creek, Series A, 4.125%,
7/1/27  135 136
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 229
Dist. of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  200 202
Dist. of Columbia, Rocketship DC Obigated Group, Series A,
5.00%, 6/1/34  270 276
Metropolitan Washington Airports Auth. Aviation Revenue,
Series A, 5.00%, 10/1/30 (6) 1,500 1,662
2,625

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
FLORIDA  8.9%
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 4.375%, 5/1/35  315 322
Big Cypress Stewardship Dist., Assessment Area One, 4.00%,
5/1/31  500 500
Buckhead Trails II Community Dev. Dist., Series 2026, 4.125%,
5/1/33  300 302
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  200 202
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  125 133
Capital Projects Fin. Auth., Unionwest Properties LLC Project,
Series A-1, 5.25%, 6/1/44 (5) 500 503
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/31 (5) 100 99
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (5) 150 136
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 4.75%, 7/1/40 (5) 250 256
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.00%, 6/15/34 (5) 250 266
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (3)(8) 225 180
Coastal Ridge Community Dev. Dist., 5.75%, 5/1/45  250 262
Collier County EFA, Maria Univ. Project, 5.00%, 6/1/28  250 257
Collier County IDA, NCH Healthcare System Projects, Series A,
5.00%, 10/1/42 (4)(7) 730 784
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  75 75
East Nassau Stewardship Dist., Series 2025, 6.00%, 5/1/45  150 158
Firelight Community Dev. Dist., Series A, 5.90%, 5/1/45  100 105
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (5)(6) 250 254
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  175 178
Florida Dev. Fin., Renaissance Charter School Project,
Series A, 6.00%, 6/15/45 (5) 250 266
Florida Dev. Fin., Tampa General Hosp. Project, Series A,
5.00%, 8/1/44  250 270
Florida Dev. Fin., Waste Pro Project, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (5)(6) 350 351
Florida Local Gov't. Fin. Commission, Fleet Landing at Nocatee
Project, Series A, 6.625%, 11/15/45 (5) 500 538
Florida Local Gov't. Fin. Commission, The Sanctuary at Village
On The Isle Project, Series A, BAN, 11.00%, 12/22/30 (5) 250 260

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Florida Municipal Loan Council, Shingle Creek Transit & Utility
Community Dev. Dist., 4.50%, 5/1/31 (6) 100 102
Golden Gem Community Dev. Dist., 5.15%, 5/1/31  250 260
Hammock Oaks Community Dev. Dist., Assesment Area Two,
5.00%, 5/1/31  270 277
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (5) 100 103
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (5) 190 193
Hobe-St. Lucie Conservancy Dist., 4.75%, 5/1/31  250 263
KD52 Community Dev. Dist. No. 1, 5.875%, 5/1/45  100 102
Lakes of Sarasota Community Dev. Dist., Series A, 4.75%,
5/1/31  355 362
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 129
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 131
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  100 106
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast Project, 5.80%, 5/1/45  100 106
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 155
Lee County Airport, 5.25%, 10/1/42 (6) 500 552
Lee County Airport, Series A-2, VRDN, 5.00%, 10/1/56 (Tender
10/1/31) (6)(7) 500 550
Lee County IDA, Shell Point, Tax Exempt Mandatory Paydown
Securities, Series 2024B-1, 4.75%, 11/15/29  250 252
LTC Ranch West Residential Community Dev. Dist., Assesment
Area Three, 4.875%, 5/1/31  250 257
Malabar Springs Community Dev. Dist., Assesment Area One,
4.50%, 5/1/31  220 225
Marion Ranch Community Dev. Dist., 5.10%, 5/1/31  200 206
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.125%, 6/1/45 (5) 200 208
Mirada Community Dev. Dist., Assesment Area Three, 4.75%,
5/1/31  235 240
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  245 250
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  350 355
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/41  1,155 1,081
Parrish Lakes Community Dev. Dist., Assesment Area Three,
5.00%, 5/1/31  185 190
Poitras East Community Dev. Dist., 5.85%, 5/1/45  265 277
Polk County IDA, Victory Ridge Academy Project, 5.325%,
6/15/40 (5) 100 103

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Radiance Community Dev. Dist., Assessment Area One, 6.20%,
5/1/45 (5) 100 105
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 253
Seminole County IDA, Series A, 4.00%, 6/15/36 (5) 315 306
Seminole Palms Community Dev. Dist., 4.45%, 5/1/31 (5) 240 244
Two Rivers West Community Dev. Dist., Series 2024, 4.80%,
5/1/31  220 226
Venice, Village on The Isle Project, Series B-1, 4.625%,
1/1/30 (5) 250 251
Village Community Dev. Dist. No. 15, 4.375%, 5/1/33 (5) 110 116
Village Community Dev. Dist. No. 16, 4.875%, 5/1/45  1,000 1,017
West Villages Improvement Dist., Assesment Area, 4.50%,
5/1/31  205 209
16,419
GEORGIA  5.2%
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (3)(8) 200 90
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (3)(8) 200 90
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
5.00%, 7/1/35 (5) 375 399
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
6.00%, 7/1/45 (5) 100 106
Atlanta Dev. Auth., Westside Gultch Area Project, Series A,
5.00%, 4/1/34 (5) 200 208
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (5) 100 100
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (5) 300 293
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (5) 150 136
Augusta Airport, Series A, 5.00%, 1/1/35  250 250
Commerce School Dist., GO, 6.00%, 8/1/47  1,000 1,153
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  150 145
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.00%, 6/1/38  660 699
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (5) 185 183
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (5) 595 618
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (5) 190 192
Main Street Natural Gas, Series A, 5.00%, 5/15/43  1,000 1,024

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  500 535
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  250 273
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  125 137
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  180 194
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  300 328
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (5) 135 136
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  470 470
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (5)(6) 1,540 1,545
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.25%, 6/1/40  250 275
9,579
GUAM  0.3%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (6) 255 272
Antonio B Won Pat Int'l. Airport Auth., Series A, 5.00%,
10/1/34 (6) 100 112
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 134
518
ILLINOIS  3.7%
Chicago, Series A, GO, 5.00%, 1/1/27  145 147
Chicago, Series A, GO, 5.00%, 1/1/27 (9) 55 56
Chicago, Series A, GO, 5.00%, 1/1/34  500 534
Chicago Board of Ed., Series B, GO, 5.00%, 12/1/33  500 500
Illinois, GO, 5.00%, 11/1/37  1,000 1,011
Illinois, Series A, GO, 5.50%, 3/1/42  500 546
Illinois, Series E, GO, 5.00%, 9/1/41  500 542
Illinois Fin. Auth., 5.00%, 10/1/35 (5) 300 310
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  170 170
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  300 287
Illinois Fin. Auth., Goodman Theatre Project, Series A, 5.125%,
10/1/35 (5) 250 263
Illinois Fin. Auth., Navy Pier, Inc., Series B, 5.25%, 10/1/39 (5) 200 217
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series C,
VRDN, 1.95%, 7/15/55  100 100
Illinois Fin. Auth., OSF Healthcare System, Series A, 4.125%,
11/15/37  350 350
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/32  140 146
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/33  145 150

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/35  115 118
Illinois Fin. Auth., Plymouth Place, Series A, 5.00%, 5/15/36  150 153
Illinois Fin. Auth., Plymouth Place, Series A, 6.25%, 5/15/37  150 163
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 258
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/38  1,000 643
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 6/15/31 (10) 100 86
Schaumburg Cook & DuPage Counties, North Schaumburg
Redeveloment Project, 6.125%, 12/30/38 (5) 125 127
6,877
INDIANA  1.1%
East Chicago, USG Project, 5.50%, 9/1/28 (6) 175 173
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.50%, 3/1/39  250 276
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  425 444
Indiana Fin. Auth., Ohio Valley Electric, Series B, PCR, 2.50%,
11/1/30  100 97
Indiana Fin. Auth., Senior Student Housnig Project, Series A,
4.25%, 7/1/44  250 240
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 326
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 5.00%, 3/1/33  250 272
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (5)(6) 100 104
1,932
IOWA  0.3%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.50%,
10/1/45  500 515
515
KANSAS  0.1%
Overland Park Sales Tax Revenue, Bluhawk Star Bond Project,
Series A, 6.50%, 11/15/42 (5) 200 211
211
KENTUCKY  1.3%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  250 251
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 525
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  225 225

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  400 405
Kentucky Public Energy Auth., Series B, 5.00%, 12/1/33  500 533
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  300 327
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 205
2,471
LOUISIANA  0.9%
Louisiana Local Gov't. Environmental Fac. & Community Dev.
Auth., Westlake Chemical, 3.50%, 11/1/32  380 380
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  300 309
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (5) 300 334
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (5) 150 167
Saint John the Baptist Parish, Marathon Oil, VRDN, 4.05%,
6/1/37 (Tender 7/1/26)  250 251
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  225 225
1,666
MAINE  0.4%
Fin. Auth. of Maine, Casella Waste Systems, VRDN, 4.625%,
12/1/47 (Tender 6/1/35) (5)(6) 100 105
Fin. Auth. of Maine, Casella Waste Systems, Series R-3,
5.00%, 8/1/35 (5)(6) 500 541
646
MARYLAND  6.3%
Baltimore, Convention Center Hotel, 5.00%, 9/1/26  130 131
Baltimore, Convention Center Hotel, 5.00%, 9/1/30  300 306
Baltimore, Convention Center Hotel, 5.00%, 9/1/31  255 260
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 102
Baltimore, East Baltimore Research Park, Series A, 4.50%,
9/1/33  250 252
Baltimore, Harbor Point Project, Series A, 3.40%, 6/1/34 (5) 285 279
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (5) 200 181
Gaithersburg, Asbury Obligated Group, 5.00%, 1/1/37  250 259
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/28  280 286
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  100 101
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  100 100

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  250 242
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (5) 100 100
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (5) 540 541
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (5) 250 271
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  315 310
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (6) 1,150 1,156
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (6) 415 421
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 169
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  250 254
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  530 554
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  250 261
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  200 208
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (4) 60 60
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (4) 155 156
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  340 340
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 151
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  1,500 1,523
Maryland HHEFA, Edenwald Issue, 5.25%, 1/1/37  250 250
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (5) 100 101
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/46  100 105
Maryland HHEFA, Monocacy Montessori Community, 5.25%,
7/1/33 (5) 440 460
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  200 200
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  220 213
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  100 102
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  240 244
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 102

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 100
Town of Chestertown, Washington College Project, 6.25%,
3/1/45  200 205
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 255
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  365 365
11,676
MASSACHUSETTS  0.7%
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing, Series A, 4.25%, 7/1/34 (5) 170 177
Massachusetts Dev. Fin. Agency, Middlesex Sustainable
Energy Partners, Series A, 5.50%, 10/1/39  1,000 1,121
1,298
MICHIGAN  1.5%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/33  250 253
Detroit, GO, 5.00%, 4/1/37  500 517
Ivywood Classical Academy, Public School, 5.00%, 1/1/34  350 363
Kalamazoo Economic Dev., Friendship Village of Kalamazoo
Project, Series A, 5.00%, 8/15/36 (5) 250 262
Kentwood Economic Dev., Holland Home Obligated Group,
4.00%, 11/15/31  85 87
Michigan Fin. Auth., 2007 Sold Tobacco Receipts, Series A,
Class 1, 4.00%, 6/1/38  500 504
Michigan Fin. Auth., Uni. of Detroit Mercy, 5.25%, 11/1/39  270 288
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (6) 400 401
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  100 13
2,688
MINNESOTA  0.3%
Apple Valley, Senior Housing, Series A, 5.375%, 9/1/45  100 103
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (5) 100 102
Minnesota Housing Fin. Agency, Sustainable Bond, Series A,
6.25%, 1/1/54  100 110
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 188
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group, 5.625%, 11/1/45  100 103
606
MISSOURI  0.8%
Phelps County, 5.75%, 12/1/45  175 191

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  715 693
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.00%, 6/1/29  150 152
Taney County IDA, Cedar Infrastructure, 5.00%, 10/1/33 (5) 350 358
1,394
NEVADA  0.5%
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 259
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 103
Reno-Tahoe Airport Auth., Series A, 5.00%, 7/1/36 (6) 100 111
Sparks Tourism Improvement Dist. No. 1, 3.875%, 6/15/28  500 504
977
NEW HAMPSHIRE  2.2%
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  167 170
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  648 661
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  406 424
New Hampshire Business Fin. Auth., Series 2023-2, Class A,
3.875%, 1/20/38  145 145
New Hampshire Business Fin. Auth., Series 2024-1, Class A,
4.25%, 7/1/51 (Prerefunded 7/20/41) (11) 244 251
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  797 786
New Hampshire Business Fin. Auth., Series 2024-4, Class A,
VR, 4.182%, 11/20/39  247 252
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  99 99
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (5)(6) 100 84
New Hampshire Business Fin. Auth., Tamarron Project, 5.25%,
12/1/35 (5) 172 172
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (5) 155 95
New Hampshire Business Fin. Auth., Thomas Ranch Project,
Zero Coupon, 12/1/34 (5) 250 139
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (5) 750 755
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  100 101
4,134
NEW JERSEY  4.4%
New Jersey, GO, 2.00%, 6/1/37  250 216
New Jersey Economic Dev. Auth., Lions Gate Project, 4.875%,
1/1/29  225 225

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Lions Gate Project, 5.00%,
1/1/34  520 520
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (6) 400 408
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (6) 125 125
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (5)(6) 300 316
New Jersey Housing & Mortgage Fin. Agency, Series D-1,
5.10%, 11/1/45  500 522
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/42  2,410 2,684
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/39 (12) 250 154
Passaic County Improvement Auth., Paterson Charter School,
4.125%, 7/1/33  250 258
Tobacco Settlement Fin., Series A, 5.00%, 6/1/46  1,500 1,502
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  1,100 1,088
8,018
NEW YORK  4.2%
Build New York City Resource, 261 Walton Faciility - Zeta
Charter Schools Project, Series B, 5.00%, 6/1/36 (5) 300 319
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/30  100 101
Build New York City Resource, Academic Leadership Charter
School Project, 4.00%, 6/15/36  300 296
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (5) 200 200
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (5) 190 193
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3)(5) 100 96
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (5) 100 95
Dormitory Auth. of the State of New York, Garnet Health
Medical Center, 5.00%, 12/1/37 (5) 700 680
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 245
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (5) 300 304
Dormitory Auth. of the State of New York, Saint Joseph's
College, 4.00%, 7/1/40  150 132
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/28  75 76

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Saint Joseph's
College, 5.00%, 7/1/29  175 179
Nassau County IDA, EC, 5.00%, 1/1/58 (1) 518 —
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (11) 500 520
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (5) 400 401
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (5) 200 200
New York State Environmental Fac., Casella Waste Systems,
Series 2020R-2, VRDN, 5.125%, 9/1/50 (Tender 9/3/30) (5)(6) 250 264
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (6) 20 20
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (6) 110 110
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (6) 850 851
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (6) 495 504
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (6) 90 94
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/44 (6) 500 560
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/59 (6) 500 533
New York Transportation Dev., JFK Int'l. Airport, Series A,
4.00%, 12/1/38 (6) 250 251
Southold Local Dev., Peconic Landing at Southold, Inc., 3.50%,
12/1/30  100 100
Westchester County Local Dev., Medical Center Obligated,
5.25%, 11/1/31 (4) 200 224
Westchester County Local Dev., Sunrise of Tarrytown Project,
Series A, 5.25%, 12/1/40 (5)(7) 100 103
7,651
NORTH CAROLINA  3.1%
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare,
Series E, VRDN, 1.95%, 1/15/42  1,400 1,400
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/30  290 300
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  500 488
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  570 552
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 3.50%, 7/1/26  340 336

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Deerfield Episcopal
Retirement Community Project, Series A, 5.25%, 11/1/46  400 418
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  100 102
North Carolina Medical Care Commission, Lutheran Services
for the Aging, 4.00%, 3/1/41  350 347
North Carolina Medical Care Commission, Penick Village
Project, Series A, 5.50%, 9/1/44  100 105
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  675 676
North Carolina Turnpike Auth., Triangle Expressway System,
5.00%, 1/1/43  1,000 1,042
5,766
NORTH DAKOTA  0.2%
Grand Forks, Altru Health System, Series A, 5.00%, 12/1/39 (4) 250 275
Horace, Series C, GO, 4.50%, 5/1/39  100 104
379
OHIO  3.0%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  1,690 1,395
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.25%, 12/1/38  250 256
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation Project, 5.50%, 12/1/43  350 357
Cuyahoga County, MetroHealth System, 5.00%, 2/15/37  220 222
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  500 502
Dayton-Montgomery County Port Auth., Liberty Assisted Living -
Springfield Project, Series A, 6.625%, 1/1/45 (5) 250 267
Muskingum County, Genesis HealthCare System Obligated
Group Project, 5.00%, 2/15/48  150 146
Norwood, Rookwood Exchange Project, 4.375%, 12/1/30  160 163
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  240 242
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (5)(6) 120 121
Ohio Housing Fin. Agency, Ashford at the Enclave Project,
6.50%, 1/1/45 (5) 150 157
Ohio Housing Fin. Agency, Green Oaks of Canal Winchester
Project, Series A, 6.30%, 1/1/45  100 104
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (5) 260 261
Ohio Housing Fin. Agency, Silver Birch of Canton Project,
Series A, 6.25%, 1/1/45 (5) 750 788
Ohio Housing Fin. Agency, Silver Birch Of Mansfield, 6.00%,
1/1/45 (5) 250 256

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Washington County, Memorial Health System Obligated Group,
6.625%, 12/1/42  220 238
5,475
OKLAHOMA  0.5%
Oklahoma County Fin. Auth., Astec Project, 5.25%, 6/15/34 (5) 250 259
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  135 74
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  28 1
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 517
851
OREGON  0.3%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  175 179
Oregon State Fac. Auth., Redmond Proficiency Academy
Project, Series A, 4.625%, 6/15/35 (5) 265 278
Oregon State Fac. Auth., Redmond Proficiency Academy
Project, Series A, 5.50%, 6/15/45 (5) 100 102
559
PENNSYLVANIA  3.7%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (5) 130 133
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (5) 100 102
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/33 (5) 500 517
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (5) 325 330
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  421 312
Chester County IDA, Colleguim Charter School Project,
Series A, 5.125%, 10/15/37  500 500
Chester County IDA, Woodlands at Graystone, 4.375%,
3/1/28 (5) 65 65
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (5) 175 174
Doylestown Hosp. Auth., 5.00%, 7/1/31 (5) 245 262
Lancaster County Hosp. Auth., Brethren Village Project, 4.75%,
7/1/37  830 830
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 145
Montgomery County IDA, Constellation Energy, Series A,
VRDN, 4.10%, 4/1/53 (Tender 4/3/28)  250 256
Pennsylvania Economic DFA, 5.00%, 12/31/38 (6) 250 251
Pennsylvania Economic DFA, 5.25%, 6/30/35 (6) 500 562

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (5)(6) 250 274
Pennsylvania Economic DFA, Energy Supply, Series C, VRDN,
5.25%, 12/1/37 (Tender 6/1/27)  250 251
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.278%, 7/1/39 (4) 125 119
Pennsylvania Housing Fin. Agency, Series 141A, 5.75%,
10/1/53  237 253
Pennsylvania Housing Fin. Agency, Series 149A, 4.625%,
4/1/37  500 536
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  310 317
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (5) 145 149
Susquehanna Area Regional Airport Auth., 5.00%, 1/1/35 (6) 390 396
6,734
PUERTO RICO  8.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 455 311
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 1,800 1,246
Puerto Rico Commonwealth, GO, VR, 11/1/51 (13) 1,123 693
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42 (5) 425 412
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (5) 1,250 1,333
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (5) 1,250 1,306
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  230 170
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  85 87
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  90 91
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  160 160
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  90 87
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  844 864
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 99
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 405
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/42 (3)(8) 750 500
Puerto Rico Electric Power Auth., Series CCC, 4.25%,
7/1/23 (3)(8) 100 67

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (3)(8) 100 67
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (3)(8) 290 193
Puerto Rico Electric Power Auth., Series CR, Zero Coupon,
7/1/30 (5) 250 161
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (4) 130 130
Puerto Rico Electric Power Auth., Series TT, 4.20%, 7/1/19 (3)
(8) 135 90
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (3)
(8) 215 144
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (3)
(8) 120 80
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (3)
(8) 100 67
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (3)
(8) 245 163
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 1,084
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  545 423
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 358
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  2,863 2,868
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  352 353
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  1,416 1,418
15,430
SOUTH CAROLINA  1.6%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  668 484
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  46 28
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  185 21
Patriots Energy Group Fin. Agency, Series B-1, 5.25%, 3/1/30  205 222
South Carolina Jobs Economic Dev. Auth., Woodlands at
Furman, Series A, 5.00%, 11/15/30  85 89
South Carolina Jobs-Economic Dev. Auth., American
Leadership Academy - Lexington, Series A, 5.50%, 6/15/33  150 151
South Carolina Jobs-Economic Dev. Auth., International Paper,
VRDN, 4.00%, 4/1/33 (Tender 4/1/26) (6) 150 150
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.00%, 8/15/45 (5) 300 318
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43  1,000 1,023

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.00%, 12/1/35  500 535
3,021
TENNESSEE  1.3%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, 5.00%, 10/1/32  195 195
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (5)(6) 450 436
Knoxville Ind. Dev. Board, Maplehurst Park Apartments Project,
4.25%, 11/1/30 (5) 500 502
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 4.75%, 7/1/27 (3) 395 376
Memphis-Shelby County Ind. Dev. Board, Senior Tax
Increment, Graceland, Series A, 5.50%, 7/1/37 (3) 100 76
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (5) 100 101
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  705 713
2,399
TEXAS  7.6%
Arlington Higher Ed. Fin., 5.625%, 6/15/45 (5) 200 207
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 252
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  540 545
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 101
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 338
Brooks Dev. Auth., 5.125%, 8/15/36 (5) 350 354
Brooks Dev. Auth., Senior Lien, Series B, VRDN, 5.00%,
8/15/47 (Tender 8/15/32) (5) 350 372
Clifton Higher Ed. Fin., Valor Education, Series A, 5.00%,
6/15/34 (5) 325 328
Conroe Local Gov't., Convention Center Hotel, 3.50%,
10/1/31 (5) 350 321
Denton County, Public Improvement, 5.00%, 12/31/35 (5) 250 261
Houston Airport System, United Airlines, Series A, 5.50%,
7/1/45 (6) 1,000 1,100
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/37 (6) 500 553
Houston Airport System, United Airlines, Series B, 5.50%,
7/15/39 (6) 500 548
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 100
Lavon, Elevon Public Improvement Dist., 4.25%, 9/15/31 (5) 172 173

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Lavon, Trails of Lavon Public Improvement Dist. Project, 5.75%,
9/15/45 (5) 100 104
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (6) 140 140
Lowry Crossing, Simpson Road Public Improvement Dist.
Project, 5.75%, 9/15/45 (5) 250 260
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (5)(6) 865 869
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 501
New Hope Cultural Ed. Fac. Fin., Brazos Presbyterian Homes,
5.25%, 1/1/40  325 351
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series B, VR, 2.00%, 11/15/61, (2.00% PIK) (3)(14) 162 70
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 6.75%, 7/1/44  150 158
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A,
5.00%, 11/15/26  90 90
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus
Christi, Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (11) 50 52
North East Texas Regional Mobility Auth., Subordinate Lien,
Series B, 5.25%, 1/1/46  300 318
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/43  500 517
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (5)(6) 1,000 856
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (5)(6) 620 587
Port of Beaumont Navigation Dist., Jefferson Gulf Coast
Energy, Series A, 5.00%, 1/1/39 (5)(6) 250 252
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (5) 100 105
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45  255 233
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  510 559
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  300 328
Texas Municipal Gas Acquisition & Supply VI, 5.00%, 1/1/36  1,000 1,102
Texas Private Activity Bond Surface Transportation, Senior
Lien, 5.50%, 6/30/43 (6) 875 924
13,929
UTAH  0.7%
Downtown Revitalization Public Infrastructure Dist., Seg
Redevelopment Project, Series C, 5.00%, 7/15/35 (5) 250 252
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (5) 500 523
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 500

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Vineyard Redev. Agency, 4.00%, 5/1/39 (4) 100 103
1,378
VIRGIN ISLANDS  0.2%
Virgin Islands Hotel Dev. Fin., Frenchman's Reef Hotel
Acquisition Project, Series A-1, 5.00%, 2/1/38  340 345
345
VIRGINIA  2.8%
Arlington County IDA, Barcroft-Charlie 2 & Barcroft-Bravo 5,
VRDN, 3.10%, 12/1/55 (Tender 2/1/27)  100 100
Hanover County Economic Dev. Auth., Covenant Woods,
4.00%, 7/1/30 (5) 255 261
Henrico County Economic Dev. Auth., Westminster Canterbury
Richmond, 5.00%, 10/1/37  265 270
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  50 50
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  170 171
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (5) 100 94
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (5) 250 232
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (6) 475 422
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (6) 120 132
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (6) 695 758
Virginia Small Business Fin. Auth., 95 Express Lanes Project,
4.00%, 7/1/39 (6) 280 281
Virginia Small Business Fin. Auth., 95 Express Lanes Project,
5.00%, 7/1/32 (6) 500 552
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (6) 525 545
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38 (6) 500 505
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (6) 750 754
5,127
WASHINGTON  1.2%
Washington State Housing Fin. Commission, Bayview Manor
Homes, Series A, 4.00%, 7/1/26 (5) 100 100
Washington State Housing Fin. Commission, Radford Court
and Nordheim Court, 5.00%, 7/1/29  300 314

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Social Certificate,
Series 2021-1, Class A, 3.50%, 12/20/35  686 681
Washington State Housing Fin. Commission, Social Certificate,
Series 2023-1, Class A, 3.375%, 4/20/37  732 708
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.221%, 3/1/50  223 225
Washington State Housing Fin. Commission, Transforming Age
Project, Series A, 5.00%, 1/1/34 (5) 245 253
2,281
WEST VIRGINIA  0.5%
Monongalia County, Series A, 5.00%, 6/1/33 (5) 530 560
West Virginia Economic Dev. Auth., Commercial Metals
Company Project, VRDN, 4.625%, 4/15/55 (Tender 5/15/32) (6) 250 257
West Virginia Economic Dev. Auth., Mitchell Project,
Series 2014-A, VRDN, 4.70%, 4/1/36 (Tender 6/17/26) (6) 150 151
968
WISCONSIN  5.6%
PFA, Campus Real Estate Holding Corporation Project,
Series A, 5.00%, 6/1/30  150 158
PFA, Cherokee Classical Academy Project, Series A, 6.00%,
6/15/35 (5) 100 106
PFA, Cincinnati Classical Academy, Series A, 5.375%,
6/15/39 (5) 100 103
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (5) 59 59
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (6) 1,000 1,113
PFA, Kahala Nui Project, 5.00%, 11/15/40  350 379
PFA, KSU Bixby Real Estate Foundation, Series B, 5.25%,
6/15/35  100 110
PFA, KSU Bixby Real Estate Foundation, Series C, 5.00%,
6/15/35  100 105
PFA, Mary's Woods at Marylhurst Project, 5.00%, 5/15/30 (5) 100 101
PFA, Master Academy of Nevada - Cactus Park Campus
Project, Series A, 6.00%, 12/15/45 (5) 100 105
PFA, Master Academy of Nevada - East Las Vegas Campus
Project, Series A, 5.00%, 12/15/34 (5) 1,035 1,092
PFA, Million Air Three General Aviation Fac. Project, Series A,
5.50%, 9/1/30 (5)(6) 200 211
PFA, Nolina & Sorella Project, RAN, 5.50%, 12/15/32 (5) 119 119
PFA, Piedmont Community Charter School, 5.00%, 6/15/34  250 260
PFA, Pinecrest Academy of Nevada—Pinecrest Academy
Springs Campus Project, Series A, 4.00%, 7/15/33 (5) 250 253
PFA, Sheboygan Christian School Project, Series A, 6.25%,
4/1/45 (5) 200 201

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
PFA, Sky Harbour Capital III Aviation Fac. Project, VRDN,
6.00%, 7/1/60 (Tender 1/1/31) (5)(6) 1,250 1,280
PFA, Southminster, 4.25%, 10/1/38 (5) 205 205
Univ. of Wisconsin Hosp. & Clinics, Series B, VRDN, 1.90%,
4/1/48  1,100 1,100
Wisconsin HEFA, Chiara Housing and Services, Inc. Project,
5.625%, 7/1/45  300 307
Wisconsin HEFA, Dickson Hollow Phase II Project, 5.00%,
10/1/32  250 266
Wisconsin PFA, Celanese, Series C, 4.30%, 11/1/30 (6) 500 500
Wisconsin PFA, Challenge Foundation Academy, 5.75%,
7/1/33 (5) 250 263
Wisconsin PFA, CHF Manoa LLC, Series A, 5.25%, 7/1/38 (5) 250 260
Wisconsin PFA, Founders Academy of Las Vegas, Series A,
5.75%, 7/1/33 (5) 475 506
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (5) 70 70
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (6) 445 445
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 245
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (5) 100 100
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (5) 235 242
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (5)(9) 15 16
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (5) 100 102
10,382
Total Municipal Securities (Cost $179,028) 183,374
Total Investments in Securities
99.5% of Net Assets
(Cost $179,028) $ 183,374
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $0 and represents 0.0% of net assets.
(3) Non-income producing
(4) Insured by Assured Guaranty Incorporated

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

.
.
.
.
.
.
.
.
.
.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $48,158 and represents 26.1% of net assets.
(6) Interest subject to alternative minimum tax.
(7) When-issued security
(8) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9) Escrowed to maturity
(10) Insured by National Public Finance Guarantee Corporation
(11) Prerefunded date is used in determining portfolio maturity.
(12) Insured by Build America Mutual Assurance Company
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity
for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $179,028) $ 183,374
Interest receivable 1,895
Receivable for shares sold 1,598
Cash 61
Receivable for investment securities sold 25
Due from affiliates 14
Other assets 32
Total assets 186,999
Liabilities
Payable for investment securities purchased 2,355
Payable for shares redeemed 220
Investment management fees payable 48
Other liabilities 98
Total liabilities 2,721
Commitments and Con tingent Liabilities (note 5 )
NET ASSETS $ 184,278
Net Assets Consist of:
Total distributable earnings (loss) $ 3,860
Paid-in capital applicable to 18,196,862 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 180,418
NET ASSETS $ 184,278
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $94,824; Shares outstanding: 9,361,127) $ 10.13
I Class
(Net assets: $89,454; Shares outstanding: 8,835,735) $ 10.12

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Interest income $ 5,958
Expenses
Investment management 476
Shareholder servicing
Investor Class $ 102
I Class 14 116
Prospectus and shareholder reports
Investor Class 9
I Class 9 18
Custody and accounting 209
Registration 69
Legal and audit 48
Interest 15
Miscellaneous 19
Waived / paid by Price Associates (371)
Total expenses 599
Net investment income 5,359
Realized and Unrealized Gain / Loss –
Net realized loss on securities (502)
Change in net unrealized gain / loss on securities 4,801
Net realized and unrealized gain / loss 4,299
INCREASE IN NET ASSETS FROM OPERATIONS $ 9,658

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 5,359 $ 3,717
Net realized loss (502) (151)
Change in net unrealized gain / loss 4,801 1,692
Increase in net assets from operations 9,658 5,258
Distributions to shareholders
Net earnings
Investor Class (2,252) (1,244)
I Class (2,951) (2,397)
Decrease in net assets from distributions (5,203) (3,641)
Capital share transactions
*
Shares sold
Investor Class 71,738 22,551
I Class 32,370 24,419
Distributions reinvested
Investor Class 2,224 1,226
I Class 2,148 1,694
Shares redeemed
Investor Class (22,501) (12,620)
I Class (17,242) (20,072)
Increase in net assets from capital share
transactions 68,737 17,198
Net Assets
Increase during period 73,192 18,815
Beginning of period 111,086 92,271
End of period $ 184,278 $ 111,086
*Share information (000s)
Shares sold
Investor Class 7,252 2,302
I Class 3,287 2,493
Distributions reinvested
Investor Class 225 125
I Class 218 173
Shares redeemed
Investor Class (2,290) (1,288)
I Class (1,756) (2,056)
Increase in shares outstanding 6,936 1,749

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act).
The Intermediate Tax-Free High Yield Fund (the fund) is a diversified, open-
end management investment company established by the corporation. The fund seeks to provide a high level of income exempt from federal income taxes. The fund has two classes of shares: the Intermediate Tax-Free
High Yield Fund (Investor Class) and the Intermediate Tax-Free High Yield
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ — $ — $ —
Municipal Securities — 183,374 — 183,374
Total $ — $ 183,374 $ — $ 183,374

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $79,559,000 and
$15,276,000, respectively, for the year ended February 28, 2026.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
($000s)
February 28,
2026
February 28,
2025
Ordinary income (including short-term capital
gains, if any) $ 12 $ 25
Tax-exempt income 5,191 3,616
Total distributions $ 5,203 $ 3,641

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored
($000s)
Cost of investments $ 178,165
Unrealized appreciation $ 6,333
Unrealized depreciation (1,124)
Net unrealized appreciation (depreciation) $ 5,209
($000s)
Undistributed ordinary income $ 9
Undistributed tax-exempt income 109
Net unrealized appreciation (depreciation) 5,209
Loss carryforwards and deferrals (1,467)
Total distributable earnings (loss) $ 3,860

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,015,000 remain subject to repayment by the fund at February 28, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price
Associates and $37,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Investor
Class I Class
Expense limitation/I Class Limit 0.45% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(197) $(174)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-
free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a $1.4 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of
$1.25 billion, of which $1 billion is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of
0.15% of the average daily undrawn commitment. All fees allocated to the U.S.
borrowers are based on the portion of the aggregate commitment available to

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured;
however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Simple Secured
Overnight Financing Rate (SOFR), (b) Federal Funds Effective Rate, or (c) the
Overnight Bank Funding Rate plus an applicable margin. At February 28, 2026, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,250,000,000.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Intermediate Tax-Free High
Yield Fund, Inc. and Shareholders of T. Rowe Price Intermediate Tax-Free
High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Intermediate Tax-Free High
Yield Fund (constituting T. Rowe Price Intermediate Tax-Free High Yield Fund,
Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February
28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28,
2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28,
2026 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $4,983,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F100-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026